SEGMENTED INFORMATION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total revenue from mining operations	$ 11,228	$ 16,022	$ 3,746